NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2011
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

The table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share:

	As of July 31 ,
	2012	2011
Warrants (includes Optimus warrant of 25,560,000 at July 31, 2012 and 2011 and exchange warrants(see Note 12) of 34,791,156 at July 31, 2012)	114,738,770	96,994
Stock Options	44,807,424	27,317,424
Convertible Debt (using as-if converted method)	11,594,873	-
Total	171,141,067	27,414,418

	As of October 31,
	2011	2010
Warrants	137,841,857	103,139,628
Stock Options	27,317,424	26,467,424
Convertible Debt (using the if-converted method)	61,660,382	4,358,176
Total	226,819,663	133,965,228